Cover Page	Oct. 21, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	TRIUMPH FINANCIAL, INC.
Entity Incorporation, State or Country Code	TX
Entity File Number	001-36722
Entity Tax Identification Number	20-0477066
Entity Address, Address Line One	12700 Park Central Drive
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75251
City Area Code	214
Local Phone Number	365-6900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001539638
Common Stock | The New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	TFIN
Security Exchange Name	NYSE
Common Stock | NYSE Texas
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	TFIN
Security Exchange Name	CHX
Series C Preferred Stock | The New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing a 1/40th Interest in a Share of 7.125% Series C Fixed-Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	TFIN PR
Security Exchange Name	NYSE